Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2015
Interest and Finance Costs [Abstract]:
Interest And Finance Costs
	2013	2014	2015
Interest expense	33,018	46,345	45,070
Interest capitalized	(11,098)	(1,795)	—
Swap effect	48,453	46,103	44,445
Amortization and write-off of financing costs	1,569	4,107	1,896
Commitment fees	2,283	506	600
Bank charges and other	308	296	265
	74,533	95,562	92,276